Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 23, 2024
Document Effective Date	Feb. 01, 2024
Prospectus Date	Feb. 01, 2024
MassMutual U.S. Government Money Market Fund | Class R5
Prospectus:
Trading Symbol	MKSXX
MassMutual Inflation-Protected and Income Fund | Class Y
Prospectus:
Trading Symbol	MMODX
MassMutual Inflation-Protected and Income Fund | Class A
Prospectus:
Trading Symbol	MPSAX
MassMutual Inflation-Protected and Income Fund | Administrative Class
Prospectus:
Trading Symbol	MIPLX
MassMutual Inflation-Protected and Income Fund | Class R3
Prospectus:
Trading Symbol	MIPNX
MassMutual Inflation-Protected and Income Fund | Class R5
Prospectus:
Trading Symbol	MIPSX
MassMutual Inflation-Protected and Income Fund | Service Class
Prospectus:
Trading Symbol	MIPYX
MassMutual Inflation-Protected and Income Fund | Class I
Prospectus:
Trading Symbol	MIPZX
MassMutual Inflation-Protected and Income Fund | Class R4
Prospectus:
Trading Symbol	MIPRX
MassMutual Core Bond Fund | Class Y
Prospectus:
Trading Symbol	MMNWX
MassMutual Core Bond Fund | Class A
Prospectus:
Trading Symbol	MMCBX
MassMutual Core Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MCBLX
MassMutual Core Bond Fund | Class R3
Prospectus:
Trading Symbol	MCBNX
MassMutual Core Bond Fund | Class R5
Prospectus:
Trading Symbol	MCBDX
MassMutual Core Bond Fund | Service Class
Prospectus:
Trading Symbol	MCBYX
MassMutual Core Bond Fund | Class I
Prospectus:
Trading Symbol	MCZZX
MassMutual Core Bond Fund | Class R4
Prospectus:
Trading Symbol	MCZRX
MassMutual Diversified Bond Fund | Class Y
Prospectus:
Trading Symbol	MMOBX
MassMutual Diversified Bond Fund | Class A
Prospectus:
Trading Symbol	MDVAX
MassMutual Diversified Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MDBLX
MassMutual Diversified Bond Fund | Class R5
Prospectus:
Trading Symbol	MDBSX
MassMutual Diversified Bond Fund | Service Class
Prospectus:
Trading Symbol	MDBYX
MassMutual Diversified Bond Fund | Class I
Prospectus:
Trading Symbol	MDBZX
MassMutual Diversified Bond Fund | Class R4
Prospectus:
Trading Symbol	MDBFX
MassMutual Diversified Bond Fund | Class R3
Prospectus:
Trading Symbol	MDBRX
MassMutual Balanced Fund | Class Y
Prospectus:
Trading Symbol	MMNVX
MassMutual Balanced Fund | Class A
Prospectus:
Trading Symbol	MMBDX
MassMutual Balanced Fund | Administrative Class
Prospectus:
Trading Symbol	MMBLX
MassMutual Balanced Fund | Class R5
Prospectus:
Trading Symbol	MBLDX
MassMutual Balanced Fund | Service Class
Prospectus:
Trading Symbol	MBAYX
MassMutual Balanced Fund | Class R4
Prospectus:
Trading Symbol	MBBRX
MassMutual Balanced Fund | Class I
Prospectus:
Trading Symbol	MBBIX
MassMutual Balanced Fund | Class R3
Prospectus:
Trading Symbol	MMBRX
MassMutual Disciplined Value Fund | Class Y
Prospectus:
Trading Symbol	MMOAX
MassMutual Disciplined Value Fund | Class A
Prospectus:
Trading Symbol	MEPAX
MassMutual Disciplined Value Fund | Administrative Class
Prospectus:
Trading Symbol	MPILX
MassMutual Disciplined Value Fund | Class R3
Prospectus:
Trading Symbol	MPINX
MassMutual Disciplined Value Fund | Class R5
Prospectus:
Trading Symbol	MEPSX
MassMutual Disciplined Value Fund | Service Class
Prospectus:
Trading Symbol	DENVX
MassMutual Disciplined Value Fund | Class R4
Prospectus:
Trading Symbol	MPIRX
MassMutual Disciplined Value Fund | Class I
Prospectus:
Trading Symbol	MPIVX
MassMutual Main Street Fund | Class Y
Prospectus:
Trading Symbol	MMOFX
MassMutual Main Street Fund | Class A
Prospectus:
Trading Symbol	MSSAX
MassMutual Main Street Fund | Administrative Class
Prospectus:
Trading Symbol	MMSLX
MassMutual Main Street Fund | Class R3
Prospectus:
Trading Symbol	MMSNX
MassMutual Main Street Fund | Class R5
Prospectus:
Trading Symbol	MMSSX
MassMutual Main Street Fund | Service Class
Prospectus:
Trading Symbol	MMSYX
MassMutual Main Street Fund | Class R4
Prospectus:
Trading Symbol	MSSRX
MassMutual Main Street Fund | Class I
Prospectus:
Trading Symbol	MSZIX
MassMutual Disciplined Growth Fund | Class Y
Prospectus:
Trading Symbol	MMNYX
MassMutual Disciplined Growth Fund | Class A
Prospectus:
Trading Symbol	MPGAX
MassMutual Disciplined Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MPGLX
MassMutual Disciplined Growth Fund | Class R5
Prospectus:
Trading Symbol	MPGSX
MassMutual Disciplined Growth Fund | Service Class
Prospectus:
Trading Symbol	DEIGX
MassMutual Disciplined Growth Fund | Class R4
Prospectus:
Trading Symbol	MPDGX
MassMutual Disciplined Growth Fund | Class I
Prospectus:
Trading Symbol	MPDIX
MassMutual Disciplined Growth Fund | Class R3
Prospectus:
Trading Symbol	MPDRX
MassMutual Small Cap Opportunities Fund | Class Y
Prospectus:
Trading Symbol	MMOGX
MassMutual Small Cap Opportunities Fund | Class A
Prospectus:
Trading Symbol	DLBMX
MassMutual Small Cap Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MSCLX
MassMutual Small Cap Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MSCDX
MassMutual Small Cap Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MSVYX
MassMutual Small Cap Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MOORX
MassMutual Small Cap Opportunities Fund | Class I
Prospectus:
Trading Symbol	MSOOX
MassMutual Small Cap Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MCCRX
MassMutual Global Fund | Class Y
Prospectus:
Trading Symbol	MMOCX
MassMutual Global Fund | Class A
Prospectus:
Trading Symbol	MGFAX
MassMutual Global Fund | Administrative Class
Prospectus:
Trading Symbol	MGFLX
MassMutual Global Fund | Class R3
Prospectus:
Trading Symbol	MGFNX
MassMutual Global Fund | Class R5
Prospectus:
Trading Symbol	MGFSX
MassMutual Global Fund | Service Class
Prospectus:
Trading Symbol	MGFYX
MassMutual Global Fund | Class R4
Prospectus:
Trading Symbol	MGFRX
MassMutual Global Fund | Class I
Prospectus:
Trading Symbol	MGFZX
MassMutual International Equity Fund | Class Y
Prospectus:
Trading Symbol	MMOEX
MassMutual International Equity Fund | Class A
Prospectus:
Trading Symbol	MMIAX
MassMutual International Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MIELX
MassMutual International Equity Fund | Class R5
Prospectus:
Trading Symbol	MIEDX
MassMutual International Equity Fund | Service Class
Prospectus:
Trading Symbol	MYIEX
MassMutual International Equity Fund | Class I
Prospectus:
Trading Symbol	MIZIX
MassMutual International Equity Fund | Class R3
Prospectus:
Trading Symbol	MEERX
MassMutual International Equity Fund | Class R4
Prospectus:
Trading Symbol	MEIRX
MassMutual Strategic Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	MPZSX
MassMutual Strategic Emerging Markets Fund | Class R4
Prospectus:
Trading Symbol	MPRSX
MassMutual Strategic Emerging Markets Fund | Class R3
Prospectus:
Trading Symbol	MPZRX
MassMutual Strategic Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	MMOHX
MassMutual Strategic Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	MPASX
MassMutual Strategic Emerging Markets Fund | Administrative Class
Prospectus:
Trading Symbol	MPLSX
MassMutual Strategic Emerging Markets Fund | Class R5
Prospectus:
Trading Symbol	MPSMX
MassMutual Strategic Emerging Markets Fund | Service Class
Prospectus:
Trading Symbol	MPEYX
MassMutual Short-Duration Bond Fund | Class Y
Prospectus:
Trading Symbol	BXDYX
MassMutual Short-Duration Bond Fund | Class C
Prospectus:
Trading Symbol	BXDCX
MassMutual Short-Duration Bond Fund | Class L
Prospectus:
Trading Symbol	BXDLX
MassMutual Short-Duration Bond Fund | Class A
Prospectus:
Trading Symbol	MSHAX
MassMutual Short-Duration Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSTLX
MassMutual Short-Duration Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDNX
MassMutual Short-Duration Bond Fund | Class R5
Prospectus:
Trading Symbol	MSTDX
MassMutual Short-Duration Bond Fund | Service Class
Prospectus:
Trading Symbol	MSBYX
MassMutual Short-Duration Bond Fund | Class I
Prospectus:
Trading Symbol	MSTZX
MassMutual Short-Duration Bond Fund | Class R4
Prospectus:
Trading Symbol	MPSDX
MassMutual High Yield Fund | Class Y
Prospectus:
Trading Symbol	BXHYX
MassMutual High Yield Fund | Class C
Prospectus:
Trading Symbol	BXHCX
MassMutual High Yield Fund | Class A
Prospectus:
Trading Symbol	MPHAX
MassMutual High Yield Fund | Administrative Class
Prospectus:
Trading Symbol	MPHLX
MassMutual High Yield Fund | Class R3
Prospectus:
Trading Symbol	MPHNX
MassMutual High Yield Fund | Class R5
Prospectus:
Trading Symbol	MPHSX
MassMutual High Yield Fund | Service Class
Prospectus:
Trading Symbol	DLHYX
MassMutual High Yield Fund | Class I
Prospectus:
Trading Symbol	MPHZX
MassMutual High Yield Fund | Class R4
Prospectus:
Trading Symbol	MPHRX